Summary Of Main Accounting Policies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of significant accounting policies
3. SUMMARY OF MAIN ACCOUNTING POLICIES
3.1. Revenue Recognition
The Group is engaged in the production and distribution of cement, masonry cement, concrete, limestone and aggregates. The Group also operates the Ferrosur Roca concession with approximately 3,100 km of railroads in four provinces of Argentina, that links five of Group’s production facilities (Olavarría, Barker, Ramallo, Zapala and L’Amalí) with the LomaSer, Solá and Bullrich distribution centers that are located near major consumption centers, such as the Buenos Aires metropolitan area. In addition, the Group is engaged in the industrial waste recycling business. The goods to be delivered and the services to be provided arise from agreements (in general, they are not written) where the Group may identify the right of each one of the parties, the terms of payment and the agreement is commercial in nature.

3.1.1. Sale of goods
Revenues from agreements with customers are recognized when control over goods is transferred to the customer for an amount that reflects the consideration that the Group expects to be entitled to in exchange for such assets or services. The customer obtains control of the goods when significant risks and rewards of the products sold are transferred in accordance with the specific delivery terms agreed with the customer. Revenues from the sale of goods are measured at fair value of the consideration received or to be collected, net of commercial discounts. No financing components are considered in the transaction since credit terms vary greatly between 20 and 35 days, depending on the specific terms agreed upon by the Group, which is consistent with market practices.
Some agreements with customers offer commercial discounts or volume-based discounts. If revenues cannot be reliably measured, the Group defers revenue recognition until the uncertainty is resolved. However, due to the fact that performance obligations relate mainly to the delivery of the acquired good and that both the price and any discount granted are specifically agreed between the parties, there are in practice no uncertainties associated with revenue recognition. Variable consideration is recognized when there is a high likelihood that there will not be a significant reversal in the amount of the accumulated revenues recognized in the agreement and is measured using the expected value or the most likely amount method, whichever is expected to better predict the amount based on the terms and conditions of the agreement.
The products sold by the Group in general are not returned by customers once they have approved their quality, which occurs at the time of delivery.
3.1.2. Services rendered
The Group provides transportation services along with the sale of cement, concrete, limestone, and aggregates. Revenues from transportation services is recognized at the time services are provided, which is usually when revenues from the sale of the transported good is recognized as transportation distance and time is very short. Revenue is measured on the basis of the consideration defined in the contract with customers.
Revenues from freight railway services and waste recycling services are recognized at the time such services are rendered.
3.2. Goodwill
The goodwill recorded by the Group in the amount of 34,717 is due to the acquisition of Recycomb S.A.U. and is measured at cost restated at the end of the reporting period currency, as mentioned in Note 2.2.
In accordance with IFRS 3, Business Combinations, goodwill is initially measured at cost being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the fair value of the net identifiable assets acquired and liabilities assumed.
Goodwill is not amortized, but rather tested for impairment on an annual basis. For impairment testing purposes, goodwill is allocated to each of the Group’s cash-generating units that are expected to benefit from the synergies of the relevant combination. Cash-generating units to which goodwill is allocated are tested for impairment on an annual basis, or more frequently if there are indications that the unit may have been impaired.
Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses related to goodwill cannot be reversed in future periods.
Any goodwill impairment loss is recognized directly in profit or loss.
Upon disposal of cash generating unit to which goodwill has been allocated, such goodwill is included in the determination of the profit or loss on disposal.
As of December 31, 2020, 2019 and 2018, the Group has not recognized any goodwill impairment loss.

3.3. Investments in other companies
These are investments in which the Group has no significant influence . Given that these investments do not have a market price quoted in an active market and their fair value cannot be reliably measured, these investments are measured at the cost restated at the end of the reporting period, less any impairment loss identified at the end of each reporting period.
3.4. Leases
The Group adopted IFRS 16 during the previous year. The relevant changes were applied to the initial balances for that year. The nature and effect of the changes as a result of the adoption of this new accounting standard are described in Note 14.
The following describes the accounting policy applied by the Group to the lease agreements before the adoption of IFRS 16:
a) Financial leases: the financial leases that transfer to the Group substantially all the risks and advantages inherent in the ownership of the leased asset and are capitalized at the time of lease inception either at the fair value of the property leased or the present value of the minimum lease payments, whichever is less. Lease payments are divided between interest and the repayment of the principal amount of the loan. Interest charges are recognized as financial cost in the statement of comprehensive income. The leased asset is depreciated throughout its useful life. However, if there is no reasonable certainty that the Group will obtain property at the end of term of the lease, the asset will be depreciated throughout its estimated useful life or in the term of the lease, whichever shorter.
b) Operating leases: the operating leases are recognized as operating expenses in the statement of comprehensive income on a straight line throughout the term of the lease.
Starting with the enforcement of IFRS 16, the Group has adopted a new model of accounting for the recognition and measurement of all the leases, which is hereinbelow described:
The accounting model for the recognition and measurement of all leases is as follows:

Right-of-use
assets:
The Group recognizes a right of use asset at the beginning of each lease (the date on which the underlying asset is available for use). Right of use assets are measured at cost, net of accumulated depreciation and impairment losses, and adjusted to reflect any remeasurement of liabilities and to recognize changes in the currency purchasing power. The cost of the right of use assets includes the amount of the recognized lease liabilities, initial direct costs incurred, and lease payments made at or before the lease start date, less any incentives received. Unless the Group is certain that it will acquire the asset at the end of the lease, right of use assets are depreciated on a straight-line basis over the shorter of their estimated useful lives and the lease term (calculated based on the term of the relevant agreements, including renewal provisions in the event that they are highly likely to continue). The right of use assets are subject to impairment.
Lease liabilities:
Lease liabilities are measured at the present value of future lease payments to be made throughout the lease term, for which market rates have been used according to the nature and term of each agreement. Lease payments include fixed payments, less any lease incentives to be received, variable payments depending on an index or rate and amounts expected to be paid under residual value guarantees. Lease payments also include the exercise price of any purchase option of the leased underlying asset, and any penalties for terminating the lease, provided that it is reasonably likely that the Group will exercise such options. Variable payments that do not depend on an index or rate are recognized in profit or loss for the year of occurrence of the condition to which they are subject.
The accrual of the present value recognized for each lease is accounted by the Group in the comprehensive income of each year.
Operating lease income:
The income from the operating lease of buildings and equipment is recognized every month during the lease term. Leases in which the Group does not transfer substantially all the risks and benefits inherent in the ownership of the asset are classified as operating leases. The initial direct costs incurred in negotiating an operating lease are in addition to the carrying amount of the leased asset and are recognized throughout the lease term on the same basis as lease income.

3.5. Foreign currency and functional currency
The consolidated financial statements are presented in Argentine Pesos (Argentina’s currency of legal tender), which is also the functional currency (the currency of the primary economic environment where the entity operates) for all the Group companies with domicile in the Republic of Argentina, and the reporting currency of the consolidated financial statements. In the case of Yguazú Cementos S.A., a company located in Paraguay and whose interest was sold by the Group on August 21, 2020 (Note 42), the functional currency is the Guaraní.
For the purposes of presenting these consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated to pesos at the foreign exchange rate prevailing at the end of each year. Revenue and expense items are translated at the average exchange rates for each month; however, if the exchange rates fluctuate significantly during the reporting year, the exchange rate at the date of transactions shall be used, with the subsegment restatement of such items by applying the rates at the month of accrual, pursuant to the adjustment procedure described in Note 2.2. Exchange gain or loss, if any, are recognized in other comprehensive income and accumulated in shareholders’ equity (and are attributed to non-controlling interests, as applicable).
Any exchange gain or loss from monetary items is recognized in the profit or loss for the month, net of the effect of inflation on the items that generated them, except for those arising from foreign currency borrowings related to finance qualifying assets, such us assets under construction for future productive use, which were included in the cost of such assets for being considered as an adjustment to the cost of interest accrued on such foreign currency denominated borrowings.
In the consolidated financial statements, the assets and liabilities in foreign currency of the Group are translated to pesos using the foreign exchange rate at the end of each year.
Goodwill and adjustments at fair value arising from the acquisition of investments are recognized as assets and liabilities of the acquiree and are translated using the exchange rate at the year-end
date of each fiscal year. Exchange gains or losses are recognized in other comprehensive income. When an investment is sold or disposed of, exchange gains or losses are recognized in the income statement as part of the gain or loss on sale/disposition.
3.6. Borrowing costs
Borrowing costs, net of the effect of inflation directly attributed to the acquisition, construction or production of qualifying assets, which are assets that take a substantial period of time to get ready for their intended use or sale, are capitalized as part of the cost of the asset until the assets are ready for use or sale.
Income earned on short term investments in specific outstanding borrowings to finance the construction of qualifying assets is deducted from the borrowing costs that may qualify for capitalization.
All the other borrowing costs are recognized in profit or loss during the fiscal year in which they are incurred, net of the effect of inflation on the liabilities that generated them.
3.7. Taxation
3.7.1. Income tax
The Group assesses the income tax to be recorded in accordance with the deferred tax method, which considers the effect of temporary differences originating in the different bases for the measurement of assets and liabilities according to accounting and taxing criteria, and of the existing tax losses and unused tax credits susceptible of deduction from future taxable income computed by considering the tax rate in force, which at present is 30% in Argentina. This tax rate had been set forth by Law No. 27,430 until the fiscal year ended in December 2019, dropping to 25% as from January 1, 2020. Pursuant to the Reform introduced by Law No. 27,541 the expected changes in tax rates were suspended and it was resolved to maintain the original 30% tax rate up to the fiscal years starting and including January 1, 2021. The 25% tax rate shall be effective for the fiscal years beginning on or after January 1, 2022.

3.7.1.1. Current taxes
Current tax payable is based on the taxable profit for the fiscal year. Taxable profit differs from profit before tax as reported in the consolidated statement of profit and loss and other comprehensive income because of items of income, or expenses that are taxable or deductible in other years and items that will never be taxable or deductible. The Group’s liability for current tax is calculated using the tax rates that have been substantially enacted at the end of the reporting period.

3.7.1.2. Deferred taxes
Deferred tax is recognized on the temporary differences between the carrying amount of the assets and liabilities included in the consolidated financial statements and the corresponding used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences in the future. Deferred tax assets are recognized for all deductible temporary differences to the extent that the Group is likely to have future tax profit against which it is possible to account for those deductible temporary differences. Such deferred tax assets and liabilities are not recognized when temporary difference arose from goodwill or the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable nor the accounting profit.
The carrying amounts of deferred tax assets are reviewed at the end of each fiscal year and derecognized to the extent it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are measured using the tax rates that are expected to apply in the fiscal year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantially enacted at the end of the reporting period. Measurement of deferred tax assets and liabilities at the end of the reporting period reflects the tax consequences that would stem from the manner in which the entity expects to recover or settle the carrying amount of its assets and liabilities.
The Group offsets deferred tax assets and deferred tax liabilities only if (a) it has enforceable right to set off current taxes and current liabilities and (b) the deferred tax assets and liabilities relate to income taxes levied by the same tax authority on either the same taxable entity or different taxable entities and the Group intends either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary difference and it is probable that temporary differences will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that there is probable that there will be sufficient taxable profit against with to utilize the benefits of temporary differences and they are expected to reverse in the foreseeable future period.

3.7.1.3. Current and deferred taxes
Current and deferred taxes are recognized in the statement of profit or loss and other comprehensive income .
Current and deferred taxes are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in shareholders’ equity, in which case the current and deferred taxes are also recognized in other comprehensive income or directly in shareholders’ equity, respectively. When the current tax or deferred tax arises from the initial accounting of a business combination, the tax effect is included in the accounting for the business combination.
3.7.2. Personal asset tax
–
 Substitute responsible
In Argentina, individuals and foreign entities, as well as their undistributed estates, regardless of whether they are domiciled or located in Argentina or abroad are subject to the personal property tax of 0.25% over the value of any shares or the American Depositary Shares (ADSs) issued by Argentine entities held as of December 31 of each year. The tax is applied to the Argentine issuers of such shares, who must pay this tax on behalf of the relevant shareholders and is based on the value of the shares (following the equity method) or the book value of the shares derived from the most recent financial statements as of December 31 of each year. In accordance with the Personal Property Tax Law, the Group has the right to obtain a reimbursement of the tax paid from the shareholders to whom the above tax is applicable, through the reimbursement procedure deemed appropriate by the Group.

As of December 31, 2020 and 2019, the Group caries receivables in this respect amounts 38,856 and 18,368, respectively.

3.7.3. Tax reform
The Tax Reform Law No. 27,430, as amended by Law 27,468, provides for as follows, with respect to the tax inflation adjustment, to be effective for the fiscal years beginning on or after January 1, 2018: (a) that such adjustment shall be applicable in the fiscal year in which a CPI variation in excess of 100% is verified during the thirty-six
months previous to the closing date of the fiscal year being calculated ; (b) that in respect of the first, second and third fiscal years as from its coming into force, this procedure shall apply in case the variation of that index, calculated from the beginning and until the end of each of those fiscal years, exceeds 55%, 30% and 15% for the first, second and third year of application, respectively; and (c) that the adjustment to reflect the effects of inflation for tax purposes —be it a gain or a loss— as applicable, corresponding to the first, second and third fiscal year commencing as from January 1, 2018 that has to be calculated if the hypotheses contemplated in the preceding sub-sections
(a) and (b) are verified shall be computed: one third in that fiscal period and the remaining two thirds, in equal parts, in the immediately following two fiscal periods.
With the enactment on December 21, 2019 of Law No. 27,541, Law of Social Solidarity and Reactivation in the Framework of the Public Emergency, the calculation of the tax inflation adjustment was changed to one sixth in the fiscal year and the five remaining sixths, in equal parts, in the immediately following five fiscal periods.
As a result of the fact that the conditions for applying the tax inflation adjustment were met at the end of this year, the current and deferred income tax was recorded by incorporating the effects resulting from its application.
Revaluation of certain assets for tax purposes:
The Tax Reform Law No. 27,430 enacted by the Executive Branch on December 29, 2017, establishes a tax revaluation option, which allows taxpayers, only once, to revalue for tax purposes certain of their assets existing as of the end of the first fiscal year ended after December 29, 2017
-the
effective date of the
law-,
continuing afterwards with the adjustment of assets revalued on the basis of percentage variations in the consumer price index supplied by the Argentine Official Statistics Office [INDEC] in line with the scales prepared to that end by the Argentine tax authorities [AFIP].
The exercise of the option entails payment of a special tax concerning all the revalued assets in accordance with the tax rates established for each type of asset and confers the right to deduct, upon calculating income tax, a depreciation that incorporates the effect of the revaluation
Those who exercise the option of revaluing their assets in accordance with Law No. 27,430 must (i) waive the right to commence any court or administrative proceedings to claim, for tax purposes, the application of any kind of restatement procedure until the date of the first fiscal year ending after the coming into force of that Law, and (ii) abandon any actions and rights invoked in proceedings brought in respect of fiscal years ended before. Additionally, the computation of the amortization of the revaluation amount or its inclusion as the computable cost of a disposal in the income tax assessment shall entail, for the fiscal year in which such computation is performed, a waiver of any claim for adjustment.
The Group exercised the option of revalue its depreciable property, plant and equipment tax purposes and paid the special tax during fiscal year 2019.
3.8. Property, plant and equipment
Property, plant and equipment held for use in the production or supply of goods and services, including the stripping and quarry exploitation costs mentioned in Note 3.18, or for administrative purposes, are carried at the cost restated in constant currency at the end of the reporting period, in accordance with Note 2.2, minus accumulated depreciation and impairment loss.
The lands owned by the Group are not subject to depreciation.
Construction in progress for administrative, production, supply or other purposes are carried at cost restated in constant currency at the end of the reporting period, in accordance with Note 2.2, less any recognized impairment loss. The cost included professional fees and borrowing costs on qualifying assets, in accordance with the Group’s accounting policies. Depreciation on assets under construction only commences when such assets are ready their intended use.

Property, plant and equipment are depreciated, except for the land and assets under construction, over their estimated useful lives using the straight-line method. The estimated useful life, the residual value and the depreciation method are reviewed at the end of each year, with the effect of any changes in estimates being accounted for on a prospective basis.
Assets held under financial leases are depreciated over their estimated useful life, which is equivalent to those of the assets held, or, if lower, over the relevant lease term.
Gain or loss from the disposal or
write-off
of an item of property, plant and equipment is calculated as the difference between net disposal proceeds and the carrying amount of the asset and is recognized in the profit or loss statement at the restated value of the currency at the end of the reporting period .
The Group assesses the recoverability of the value of its property, plant and equipment items whenever any indication of impairment is identified. The assessments are carried out considering the cash-generating units established by the Group.
3.9. Intangible assets
Intangible assets with finite useful lives that were separately acquired are carried at the cost restated in constant currency at the end of the reporting period , as described in Note 2.2, less accumulated depreciation and impairment losses.
The estimated useful life and the depreciation method are reviewed at the end of each fiscal year, with the effect of any changes in estimates being accounted for on a prospective basis. Intangible assets with indefinite useful lives that were separately acquired are carried at the cost restated in constant currency at the end of the reporting period, as described in Note 2.2, less accumulated impairment losses.
Intangible assets are derecognized when no future economic benefits are expected from their use or disposal. Gains or losses from a derecognized intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the profit or loss statement when the asset is derecognized.
3.10. Impairment of tangible and intangible assets
At the end of each fiscal year, the Group reviews the carrying amounts of its tangible and intangible assets in order to assess whether there is any indication that an asset might be impaired.
The Group calculates the recoverable amount per cash-generating unit. The recoverable amount of an asset is the higher of the fair value less cost of disposal and its value in use. In assessing value in use, the estimated future cash flows are discounted to the present value using a pre-tax
discount rate that reflects current market assessments as of year-end
with respect to the time value of money considering the risks that are specific to the asset. Cash-generating units are the ones defined in Note 32.
If the recoverable value of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying value of the asset (or cash-generating unit) is reduced to its recoverable value. Impairment losses are immediately recognized in profit or loss.
A previously recognized impairment loss is reversed, only if there has been a change in the assumptions used to determine the asset’s or of the CGU’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset or CGU in prior years. Impairment loss reversals are immediately recognized in profit loss.
3.11. Inventories
Inventories are stated at the lower of cost restated in constant currency at the end of the reporting period in accordance with Note 2.2 and net realizable value. Costs of inventories are determined using the weighted average price method. The net realizable value is the estimated price of sale less estimated costs to conclude such sale.
Costs incurred in bringing each product to its present location and condition are accounted for as follows:

•	Raw materials and spare parts: at the acquisition cost according to the Weighted Average Price method. Cost is calculated for each of the plants owned by the Group.

•
Finished goods and work in progress: at the acquisition cost of direct materials and labor plus a proportion of manufacturing overheads based on normal operating capacity, but excluding borrowing costs. Cost is calculated for each of the plants owned by the Group.

The net realizable value of an inventories component is the estimated selling price for that component in the ordinary course of business, less estimated costs of completion and estimated costs necessary to make the sale, calculated as of the end of the reporting period. In assessing recoverable amounts, slow-moving inventories are also considered.
3.12. Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to a provision is presented in the statement of profit or loss net of any reimbursement.
Estimated amounts of the obligation are based on the expected outflows that will be required to settle such obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax
rate that reflects, when appropriate, the risks specific to the liability.
When the Group expects some or all of a provision to be reimbursed, the reimbursement is recognized as a separate asset (a receivable), but only when the reimbursement is virtually certain and the amount of the receivable can be reliably measured.
The Group uses the opinion of its legal advisors to determine if a provision should be recorded as well as to estimate the amounts of the obligations.
Environmental restoration:
Under legal provisions and the Group’s practices, the land used for mining and quarries are subject to environmental restoration.
In this context, provisions are recognized, provided that they can be calculated, in order to afford the estimated expenses for the environmental recovery and restoration of the mining areas. These provisions are recorded simultaneously with the increase in value in the underlying asset and the relevant depreciation of the assets involved is recognized in profit and loss prospectively.
The estimated present value of the asset retirement obligation is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset, subject to depreciation. The liability recorded is increased each fiscal period due to the unwinding of the discount and this change is charged to net profit or loss. The asset retirement obligation can also increase or decrease due to changes in the estimated timing of cash flows, changes in the discount rate and/or changes in the original estimated undiscounted costs. Increases or decreases in the obligation other than the unwinding of discount will result in a corresponding change in the carrying amount of the related asset. Actual costs incurred upon settlement of the asset retirement obligation are charged against the asset retirement obligation to the extent of the liability recorded. The Group discounts the costs related to asset retirement obligations using the discount rate that reflects the current market assessment of the time value of money and risks specific to the liabilities that have not been reflected in the cash flow estimates. Asset retirement obligations are remeasured at each reporting period in order to reflect the discount rates in effect at that time.
In addition, the Group follow the practice of progressively restoring the free areas by the removal of quarries using the provisions recognized for that purpose.

3.13. Financial Instruments
A financial instrument arises from any contract that results in the recognition of a financial asset in one entity and a financial liability or equity instrument in another entity. Financial assets and liabilities are initially measured at fair value. Transaction costs that are attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and liabilities at fair value through profit or loss) are added or deducted from the fair value of the financial assets or liabilities on the initial cost of recognition. Transactions costs directly attributable to the acquisition of financial assets of financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Interest and financial income are recognized.
In general, the Group receives short-term advances from its customers. Pursuant to the practical expedient of IFRS 15, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less. The Group does not receive any long-term advances from its customers.
3.14. Financial Assets
According to IFRS 9 Financial instruments, the Group classifies its financial assets into two categories:

•	Financial Assets at amortized cost
A financial asset is measured at amortized cost if both of the following conditions are met: (i) the asset is held within a business model of the Group whose objective is to hold assets in order to collect contractual cash flows; and (ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
In addition, for the assets that meet the conditions mentioned above, IFRS 9 contains an option to designate, at initial recognition, a financial asset as measured at fair value if doing so eliminates or significantly reduces an account mismatch that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.
The Group has not recognized financial assets at fair value using this option. A
s
 of the end of these consolidated financial statements, the Group’s financial assets at amortized cost include certain items of cash and cash equivalents and trade and other receivables.

•	Financial assets at fair value through profit or loss
If one of the above two criteria is not met, the financial asset is classified as an asset measured at “fair value through profit or loss”.
At the end of these consolidated financial statements, the Group’s financial assets at fair value through profit or loss include mutual funds classified as current investments.
Recognition and Measurement:
Acquisitions and disposals of financial assets are recognized on the date on which the Group promises to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from such instruments and the risks and benefits related to their ownership have been terminated or assigned.
Financial assets at amortized cost are initially recognized at fair value plus transaction costs. These assets accrue interest based on the effective interest rate method.
Financial assets at fair value through profit or loss are initially recognized at fair value and transaction costs are recognized as expenses in the statement of profit or loss and other comprehensive income. They are subsequently measured at fair value. Changes in fair values and gains or losses on the sale of financial assets at fair value through profit or loss are recognized in “Financial results, net” in the statement of profit or loss and other comprehensive income.
In general, the Group uses the transaction price to determine the fair value of a financial instrument at initial recognition. In all other cases, the Group only records a gain or loss at initial recognition if the fair value of the instrument is evidenced by other comparable and observable market transactions for the same instrument or is based on a valuation technique incorporating only observable market data. Any gains or losses not recognized at initial recognition of a financial asset are subsequently recognized only to the extent that they arise from a change in the factors (including time) that market participants would consider in establishing the price.

The results of debt instruments that are measured at amortized cost and are not designated in a hedging relationship are recognized in the profit or loss and other comprehensive income statement when financial assets are derecognized or an impairment is recognized and during the amortization process using the effective interest rate method. The Group reclassifies all investments in debt instruments only when there is a change in the business model used to manage such assets.
Financial asset impairment
The Group assesses at the end of each fiscal year whether there is any objective evidence that a financial asset or group of financial assets measured at amortized cost is impaired. The impairment is recorded only if there is objective evidence of impairment as the result of one or more events that occurred after the initial recognition of the asset and that impairment can be reliably estimated.
The evidence of impairment includes indications that the debtors or a group of debtors are suffering serious financial difficulties, breaches or arrears in interest or principal payments, the likelihood that they will be declared bankrupt or in reorganization proceedings, and when such observable data indicate that there is a decrease in the estimated future cash flows.
The amount of the impairment is measured as the difference between the carrying amount of the asset and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the original effective interest rate of the financial asset. The carrying amount of the asset is written down and the amount of the loss is recognized the profit or loss and other comprehensive income statement. As a practical measure, the Group may measure impairment based on the fair value of an instrument using an observable market price. If, in a subsequent period, the impairment amount decreases and such reduction is related to an event taking place after the original impairment, the reversal of the impairment loss is recognized in the consolidated statement of profit and loss and other comprehensive income.
Offsetting of financial instrument
Financial assets and liabilities are offset whenever there is a legal right to offset such assets and liabilities and there is an intention to settle them on a net basis, or to realize the asset and settle the liability simultaneously.
Derecognition of a financial asset
The Company shall derecognize a financial asset only when the contractual rights on the financial assets cash flows expire and transfer the substantial risks and advantages inherent to ownership of the financial asset. If the Company does not transfer or retain substantially all the risks and advantages inherent to the ownership and retains the control over the asset transferred, the Company shall recognize its interest in the asset and the associated obligation at the amounts payable. If the Company retains substantially all the risks and advantages inherent to property on the transferred financial asset, the Company shall continue to recognize the financial asset and shall also recognize a collateral loan for the receipts.
On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.
On derecognition of a financial asset other than in its entirety (e.g. when the Group retains an option to repurchase part of a transferred asset), the Group allocates the previous carrying amount of the financial asset between the part it continues to recognize under continuing involvement, and the part it no longer recognized on the basis of the relative fair values of those parts on the date of the transfer. The difference between the carrying amount allocated to the part that is no longer recognized and the sum of the consideration received for the part no longer recognized and any cumulative gain or loss allocated to it that had been recognized in other comprehensive income is recognized in profit or loss. A cumulative gain or loss that had been recognized in other comprehensive income is allocated between the part that continues to be recognized and the part that is no longer recognized on the basis of the relative fair values of those parts.
3.15. Ferrocarril Roca Management Trust
The interest in the Trust for the Strengthening of the Interurban Rail System (“FFFSFI”) was carried at cost, considering the value of the contributions made, net of trust expenses, plus net financing profit accrued until the end of the fiscal year. The amounts that may not be recovered or applied against future recoverable capital expenditure have been reduced to their recoverable value by recording an impairment allowance at the end of this fiscal year. The entity is not controlled by Ferrosur Roca S.A. (Note 38).
3.16. Financial Liabilities and Equity Instruments

i)	Classification as debt or equity:
Debt and equity instruments are classified as financial liabilities or as equity in accordance with the substance of the contractual agreement and the definitions of financial liabilities and equity instruments.

ii)	Equity instruments:
An equity instrument consists in a contract evidencing a residual ownership interest over an entity’s net assets. Equity instruments issued by an entity of the Group are recognized at the amount of proceeds received, net of direct issuance costs.
The repurchase of the Group’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in the profit or loss statement stemming from purchases, sales, issuance or cancellation of the Group’s own equity instruments.

Capital Stock Component Accounts
Capital Stock and Share Premium:
It comprises the contributions made by the shareholders represented by outstanding shares at nominal value.
Adjustment to the capital:
The capital stock component accounts were restated by recognizing the effects of changes in the purchasing power of the currency by applying the procedure described in Note 2.2. The capital stock account was maintained at nominal value and the adjustment derived from such monetary restatement is disclosed in capital adjustment account. Capital adjustment is not available for distribution in cash or in goods; however, it can be capitalized by issuing additional shares. In addition, the adjustment mentioned above may be used to cover losses for the year, according to the order of absorption of accumulated losses, as explained below in “Retained Earnings”.
Merger premium:
This reflects the recognition of premiums originated in mergers between the Parent Company and Ecocemento S.A. and Compañía de Servicios a la Construcción S.A. in the years 2002 and 2010, respectively. Merger premium balances were restated in constant currency at the of the reporting period by applying the adjustment procedure described in Note 2.2 based on the respective merger dates.
Legal reserve:
In accordance with the provisions under Law No. 19,550, the Group must appropriate 5% of income for the year, plus adjustments of previous fiscal years, transfers of other comprehensive income to retained earnings and accumulated losses from previous fiscal years, until it reaches a 20% of the sum of the balances of “Capital” and “Adjustment to capital” accounts.
The Legal reserve has been maintained at nominal value at January 1, 2016 and, as from that date, it has been restated in constant currency at the end of the reporting period as described in Note 2.2, considering the movements taking place each fiscal year.
Environmental reserve and future dividends reserve:
This corresponds to the reserve created by the Group’s shareholders for future use on environmental matters and dividend distributions, respectively. These two reserves have been maintained at nominal value at January 1, 2016 and, as from that date, they have been restated in constant currency at the end of the reporting period as described in Note 2.2. considering the movements for each fiscal year.
Accumulated other comprehensive income:
This includes income and losses recognized directly in equity and transferred from equity to the profit or loss statement or accumulated retained earnings, as defined in IFRS.
Exchange difference on translating foreign operations:
This is the reserve generated from the translation of the financial statements of subsidiary Yguazú Cementos S.A. to the Group’s functional currency in the manner set forth in Note 3.5. During the current fiscal year, this reserve was derecognized from accumulated other comprehensive income due to the sale of its interest in Yguazú Cementos S.A. on August 21, 2020 (Note 42).
Retained earnings:
Retained earnings include the accumulated income or losses with no specific allocation, which, if positive, can be distributed by means of a decision of the Shareholders’ Meeting, provided that they are not subject to any legal restrictions. It includes profit or loss from previous fiscal years that were not distributed, the amounts transferred from other comprehensive income, and adjustments from previous fiscal years by application of new accounting standards. Retained earnings are restated in constant currency at the end of the reporting period by applying the adjustment procedure described in Note 2.2, considering the movements taking place each fiscal year.

Non-controlling
interest:
This corresponds to the ownership by
non-controlling
interests, as follows:

•	As of December 31, 2020, Ferrosur Roca S.A. (20%) representing the interest that is not owned by Loma Negra C.I.A.S.A.

•	As of December 31, 2019, and 2018, Yguazú Cementos S.A. (49%) and Ferrosur Roca S.A. (20%) representing the interest that is not owned by Loma Negra C.I.A.S.A.

iii)	Financial Liabilities:
Financial liabilities are classified as at fair value through profit or loss or other financial liabilities.
Financial liabilities at fair value through profit or loss:
A financial liability at fair value through profit or loss is a financial liability classified either as held for trading or at fair value through profit or loss. Financial liabilities are classified as held for trading if:

a) It	is acquired or incurred principally for the purpose of selling or repurchasing it in the near term; or

b) It
is part of a portfolio of identified financial instruments that are managed together and, at a later date, there arises evidence for the first time of a recent actual pattern of short-term profit taking; or

c) It	is a derivative, except for a derivative that is a designated and effective hedging instrument.
Financial liabilities at fair value through profit or loss are recorded at fair value, with any gains or losses arising from the remeasurement being recognized in profit or loss. The net gain or loss recognized in profit or loss includes any interest paid on the financial liability and is included in other financial results. Fair value is determined as described in Note 33.
Financial liabilities (other than financial liabilities held for trading) or contingent consideration to be paid by an acquirer as a part of a business combination may be designated as a liability at fair value through profit and loss upon initial recognition if:

•	Such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

•
Financial liabilities are part of a group of financial assets or liabilities or both, which is managed and whose performance is assessed on the basis of fair value, in accordance with the Group’s documented risk management or investment strategy, and information about the Group is provided internally on that basis; or

•	They are part of a contract containing one or more embedded derivatives, and IFRS 9 allows the entire combined contract to be carried at fair value through profit and loss.
The Company has no financial liabilities measured at fair value to be presented in the statement of financial position.
Other financial liabilities:
Other financial liabilities, including borrowings and trade and other payables, are initially recognized at fair value, net of transaction costs.
Subsequent to initial recognition, other financial liabilities are then measured at amortized cost using the effective interest rate method, with interest expenses recognized based on actual return.

Financial liabilities are classified as current liabilities unless the Group has an unconditional right to defer settlement for more than twelve months after the date of the financial statements.
iv)
Financial liabilities in foreign currency:
The fair value of financial liabilities in foreign currency is determined in that foreign currency and translated at the exchange rate at the end of each fiscal year. The foreign currency component is part of its profit or loss at fair value. For financial liabilities classified as at fair value through profit or loss, the foreign currency component is recognized in profit or loss.
For debt instruments denominated in foreign currency classified at amortized cost, gains and losses in foreign currency are determined on the basis of the amortized cost of the liability and recognized in “Exchange rate differences” (Note 10) under the “Financial results net” in the statement of profit or loss and other comprehensive income.
v)
Derecognition of financial liabilities:
The Group must derecognize financial liabilities if, and only if, the obligations of the Group expire, are settled or satisfied.
3.17. Short- and Long-Term Employee Benefits
Liabilities are recognized for the benefits accrued in favor of employees with respect to salaries and wages, annual vacations, and leaves of absence due to diseases in the period in which the service is rendered in connection with the non-discounted
amount of the benefits expected to be paid in exchange for such service.
Liabilities recognized in connection with short-term employee benefits are measured at the non-discounted amount of the benefits that are expected to be paid in connection with the related service.
The liabilities recognized with respect to other long-term employee benefits (severance payment plans resulting from specific plans for employees leaving the Group and receiving a compensation payable in installments) are measured at the present value of estimated future cash outflows expected to be paid by the Group.
On January 24, 2018, the Board of Directors approved the implementation of an incentive program calculated on the basis of the Group’s ADS (the “Program”). The purpose of this Program is to attract and retain certain high-ranking employees who satisfy certain eligibility criteria, in the search for aligning the long-term interest of the company and its shareholders.
Under this program, a liability was recorded to reflect the fair value of the obligations resulting from the incentive plan as they are settled in cash. Such fair value is determined at the beginning and at the end of the fiscal year through the plan settlement date. To calculate the fair value, the Group uses the Black-Scholes valuation method. Changes in fair value are recorded as an expense during the vesting period and any changes in the fair value are recognized in salaries, wages and social security contributions within the statement of profit or loss and other comprehensive income and the related liability is recognized in non-current
salaries and social security payables within the statement of financial position.
3.18. Stripping costs and quarry exploitation
Following the guidelines established by IFRIC 20 Stripping Costs in the Production Phase of a Surface Mine, stripping costs and initial preparation of open-pit
quarries for their subsequent exploitation are capitalized as property, plant and equipment, as part of the Company’s field development costs, and are subsequently depreciated based on extracted units, considering to that end the estimation of reserves available for extraction and existing each time in the stripped area. The Group periodically revalues the estimate of proven reserves in stripped quarries and prospectively adjusts the effects of any difference in the estimate of tons available for extraction. Due to the frequency in which estimates are reviewed, the risk of significant differences in the estimates is reduced. Extraction costs incurred later during the production phase of the Company are recognized as part of the production costs.
In the ordinary course of business, the Company undertakes several exploration and evaluation activities in order to search for mineral ore and determine the technical and commercial feasibility of the resources identified. Exploration and evaluation activities include research and analysis of historical exploration data, the compilation of exploration data through geological studies, exploratory drilling and sampling in several areas, the determination of volume and the qualification of the resources identified, among others.
Mineral rights acquired in connection with the right to explore existing exploration areas are capitalized and amortized during the term of the right. As soon as a legal right has been acquired to explore, exploration and evaluation costs are expensed as incurred to profit or loss, unless the Company’s Management arrives at the conclusion that there is a highest likelihood of obtaining future profits; when this is the case, costs are capitalized. In assessing whether the costs satisfy the criteria to be capitalized several information sources are used, including the nature of the assets, the surface area explored and the results of the samples taken, among others. These costs are recognized as expenses in the period in which they are incurred.

All capitalized stripping, exploration and evaluation costs are subject to impairment testing. In the case of determining a potential impairment indicator, the Company carries out an assessment of its recoverability together with the group of related operating assets, which represents the cash-generating unit to which exploration is attributed.